Putnam Investments

100 Federal Street

Boston, MA 02110

November 1, 2022

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam International Value Fund and Putnam Small Cap Growth Fund (the “Funds”), each a series of Putnam Funds Trust (Securities Act Reg. No. 333-515 and Investment Company Act File (No. 811-07513 (the “Trust”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 372 to the Funds’ Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 27, 2022.

Any comments or questions concerning this filing should be directed to Venice Monagan at 1-800-225-2465, Ext. 1-2577.

Very truly yours,

Putnam Funds Trust

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc:  James E. Thomas, Esq.

Ropes & Gray LLP